Accrued Expenses and Other Payables - Components of Accrued Expenses and Other Payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Payables and Accruals [Abstract]
VAT and surcharges payable	¥ 85,372	$ 13,084	¥ 107,770
Payroll and welfare payable	552,985	84,749	495,711
Accrued rebates	797,218	122,179	683,915
Deposit from customers	22,387	3,431	43,283
Accrued expenses	737,797	113,072	915,978
Payable for purchase of fixed assets	39,852	6,108	23,847
Professional service fees	7,074	1,084	1,969
Payable for exercise of share-based awards	38,217	5,857	15,977
Operating lease liabilities - current portion	112,094	17,178	52,781
Others	184,713	28,309	76,207
Accrued expenses and other payables	¥ 2,577,709	$ 395,051	¥ 2,417,438
Operating Lease, Liability, Statement of Financial Position [Extensible List]	us-gaap:OperatingLeaseLiabilityCurrent	us-gaap:OperatingLeaseLiabilityCurrent